Interest and Other Income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Interest and Other Income

	2021	2020	2019
	Million	Million	Million
Interest income	10,934	11,447	10,065
Net gains on hold/disposal of financial assets	5,795	2,894	5,495

	16,729	14,341	15,560